Income Taxes, income taxes receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 85,636	$ 64,985
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable	77,238	56,109
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 8,398	$ 8,876